Basis of preparation and going concern uncertainty - New accounting standards and interpretations (Details) - CAD ($)	Nov. 30, 2024	Aug. 31, 2024
New accounting standards and interpretations
Current portion of derivative liabilities	$ 366,586	$ 1,964,774
Long-term portion of derivative liabilities	3,695	215,615
Balance prior to adoption
New accounting standards and interpretations
Long-term portion of derivative liabilities	370,281	2,180,389
Changes
New accounting standards and interpretations
Current portion of derivative liabilities	366,586	1,964,774
Long-term portion of derivative liabilities	$ (366,586)	$ (1,964,774)